Subsequent Events (Details) - rig			1 Months Ended
	Feb. 03, 2021	Jan. 15, 2021	Apr. 30, 2021
Forecast
Subsequent Event [Line Items]
Reduction in number of drilling units			33
Subsequent Event
Subsequent Event [Line Items]
Cash interest payment defaulted		4.00%
Subsequent Event | Seadrill Partners
Subsequent Event [Line Items]
Transition services agreement, term	90 days